Schedule of Investments (unaudited)	iShares® ESG MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.	35	$8,129
Air Freight & Logistics — 1.9%
CH Robinson Worldwide Inc.	310	32,907
Expeditors International of Washington Inc.	402	39,826
United Parcel Service Inc., Class B	78	14,038
		86,771
Beverages — 2.2%
Coca-Cola Co. (The)	430	27,782
PepsiCo Inc.	436	74,866
		102,648
Biotechnology — 6.8%
Amgen Inc.	250	58,297
BioMarin Pharmaceutical Inc.(a)	112	9,111
Gilead Sciences Inc.	1,057	62,722
Horizon Therapeutics PLC(a)	51	5,027
Incyte Corp.(a)	108	8,096
Regeneron Pharmaceuticals Inc.(a)	105	69,207
Seagen Inc.(a)	116	15,197
Vertex Pharmaceuticals Inc.(a)	304	83,059
		310,716
Building Products — 1.7%
Carrier Global Corp.	220	8,420
Johnson Controls International PLC	948	56,757
Lennox International Inc.	12	2,558
Trane Technologies PLC	88	12,310
		80,045
Capital Markets — 3.3%
Cboe Global Markets Inc.	252	28,471
CME Group Inc.	104	22,811
Intercontinental Exchange Inc.	269	31,153
MarketAxess Holdings Inc.	13	3,427
S&P Global Inc.	148	55,722
T Rowe Price Group Inc.	19	2,338
Tradeweb Markets Inc., Class A	81	5,766
		149,688
Chemicals — 0.3%
Ecolab Inc.	60	10,160
Linde PLC	13	4,056
		14,216
Commercial Services & Supplies — 1.7%
Republic Services Inc.	44	5,908
Rollins Inc.	71	2,381
Waste Connections Inc.	40	5,519
Waste Management Inc.	397	65,283
		79,091
Communications Equipment — 2.9%
Cisco Systems Inc.	1,417	69,405
Motorola Solutions Inc.	296	63,252
		132,657
Containers & Packaging — 0.7%
Amcor PLC	1,688	20,020
Ball Corp.	162	13,148
		33,168
Distributors — 0.4%
Pool Corp.	44	17,830
Security	Shares	Value

Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)	62	$20,015
Diversified Telecommunication Services — 1.9%
AT&T Inc.	960	18,105
Verizon Communications Inc.	1,483	68,663
		86,768
Electric Utilities — 3.4%
Constellation Energy Corp.	176	10,421
Eversource Energy	677	59,170
Exelon Corp.	530	24,793
NextEra Energy Inc.	868	61,645
		156,029
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	220	15,730
Keysight Technologies Inc.(a)	298	41,801
Zebra Technologies Corp., Class A(a)	23	8,502
		66,033
Entertainment — 3.2%
Activision Blizzard Inc.	626	47,326
Electronic Arts Inc.	295	34,825
Netflix Inc.(a)	54	10,279
Take-Two Interactive Software Inc.(a)	195	23,304
Walt Disney Co. (The)(a)	247	27,573
Warner Bros. Discovery Inc.(a)	232	4,211
		147,518
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	127	30,610
Equinix Inc.	55	39,549
Prologis Inc.	120	19,235
SBA Communications Corp.	112	38,876
		128,270
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	19	10,102
Kroger Co. (The)	1,679	90,599
		100,701
Food Products — 3.6%
Campbell Soup Co.	284	13,410
General Mills Inc.	379	26,807
Hormel Foods Corp.	706	36,987
JM Smucker Co. (The)	60	8,216
Kellogg Co.	602	41,237
McCormick & Co. Inc./MD, NVS	330	33,188
Mondelez International Inc., Class A	68	4,385
		164,230
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	20	2,270
Baxter International Inc.	92	6,538
Becton Dickinson and Co.	54	13,348
Cooper Companies Inc. (The)	51	18,413
Edwards Lifesciences Corp.(a)	64	6,770
Insulet Corp.(a)(b)	44	10,516
ResMed Inc.	92	18,397
		76,252
Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	36	5,446
Anthem Inc.	12	6,023
Humana Inc.	10	4,446
Quest Diagnostics Inc.	130	17,399

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	27	$13,731
		47,045
Health Care Technology — 0.9%
Cerner Corp.	422	39,516
Hotels, Restaurants & Leisure — 0.9%
Domino’s Pizza Inc.	66	22,308
Starbucks Corp.	204	15,227
Vail Resorts Inc.	7	1,779
		39,314
Household Durables — 0.1%
Garmin Ltd.	46	5,048
Household Products — 4.6%
Church & Dwight Co. Inc.	77	7,512
Clorox Co. (The)	237	34,003
Colgate-Palmolive Co.	824	63,489
Kimberly-Clark Corp.	222	30,820
Procter & Gamble Co. (The)	462	74,174
		209,998
Industrial Conglomerates — 1.8%
3M Co.	343	49,467
Honeywell International Inc.	164	31,736
		81,203
Insurance — 3.5%
Aon PLC, Class A	9	2,592
Arthur J Gallagher & Co.	172	28,980
Erie Indemnity Co., Class A, NVS	27	4,327
Marsh & McLennan Companies Inc.	454	73,412
Progressive Corp. (The)	224	24,049
Travelers Companies Inc. (The)	128	21,896
Willis Towers Watson PLC	30	6,446
		161,702
Interactive Media & Services — 1.6%
Alphabet Inc., Class A(a)	8	18,258
Alphabet Inc., Class C, NVS(a)	25	57,483
		75,741
Internet & Direct Marketing Retail — 1.1%
Amazon.com Inc.(a)	20	49,713
IT Services — 8.1%
Accenture PLC, Class A	205	61,574
Akamai Technologies Inc.(a)	180	20,210
Automatic Data Processing Inc.	182	39,709
Broadridge Financial Solutions Inc.	76	10,954
Cognizant Technology Solutions Corp., Class A	208	16,827
EPAM Systems Inc.(a)	15	3,975
Fiserv Inc.(a)(b)	85	8,323
International Business Machines Corp.	236	31,202
Jack Henry & Associates Inc.	175	33,177
Mastercard Inc., Class A	105	38,155
Paychex Inc.	123	15,588
VeriSign Inc.(a)	99	17,690
Visa Inc., Class A	294	62,660
Western Union Co. (The)	736	12,335
		372,379
Life Sciences Tools & Services — 2.7%
Agilent Technologies Inc.	230	27,432
Danaher Corp.	44	11,050
Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International Inc.(a)	9	$11,498
Thermo Fisher Scientific Inc.	23	12,717
Waters Corp.(a)	32	9,697
West Pharmaceutical Services Inc.	169	53,245
		125,639
Machinery — 0.9%
Otis Worldwide Corp.	112	8,158
Xylem Inc./NY	426	34,293
		42,451
Media — 0.5%
Charter Communications Inc., Class A(a)	7	2,999
Comcast Corp., Class A	112	4,453
Liberty Broadband Corp., Class C, NVS(a)	123	13,754
Sirius XM Holdings Inc.(b)	536	3,216
		24,422
Metals & Mining — 1.5%
Newmont Corp.	956	69,645
Multi-Utilities — 3.0%
Consolidated Edison Inc.	837	77,624
Public Service Enterprise Group Inc.	511	35,596
Sempra Energy	156	25,172
		138,392
Multiline Retail — 2.4%
Dollar General Corp.	184	43,705
Target Corp.	284	64,937
		108,642
Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy Inc.	64	8,692
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	308	23,183
Eli Lilly & Co.	181	52,875
Johnson & Johnson	396	71,462
Merck & Co. Inc.	720	63,857
Pfizer Inc.	200	9,814
Zoetis Inc.	315	55,834
		277,025
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	122	9,959
Verisk Analytics Inc.	66	13,467
		23,426
Road & Rail — 0.8%
AMERCO	12	6,426
Old Dominion Freight Line Inc.	106	29,692
		36,118
Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	176	7,672
Texas Instruments Inc.	393	66,908
		74,580
Software — 8.1%
Adobe Inc.(a)	113	44,742
Autodesk Inc.(a)	40	7,571
Black Knight Inc.(a)	116	7,632
Cadence Design Systems Inc.(a)	229	34,545
Citrix Systems Inc.	294	29,429
Intuit Inc.	55	23,031
Microsoft Corp.	223	61,887

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Min Vol Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	316	$7,913
Oracle Corp.	594	43,600
Roper Technologies Inc.	6	2,819
salesforce.com Inc.(a)	216	38,003
ServiceNow Inc.(a)	51	24,383
Tyler Technologies Inc.(a)	88	34,734
Zoom Video Communications Inc., Class A(a)	61	6,074
Zscaler Inc.(a)	36	7,299
		373,662
Specialty Retail — 1.6%
Best Buy Co. Inc.	44	3,957
Home Depot Inc. (The)	187	56,175
O’Reilly Automotive Inc.(a)	5	3,033
Tractor Supply Co.	50	10,072
		73,237
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	124	19,549
Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	219	27,309
Trading Companies & Distributors — 0.7%
Fastenal Co.	52	2,876
WW Grainger Inc.	57	28,502
		31,378
Water Utilities — 0.9%
American Water Works Co. Inc.	280	43,142
Security	Shares	Value

Wireless Telecommunication Services — 1.0%
T-Mobile U.S. Inc.(a)	381	$46,916
Total Common Stocks — 99.7%
(Cost: $5,041,755)		4,586,659

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	22,871	22,871
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	10,000	10,000
		32,871
Total Short-Term Investments — 0.7%
(Cost: $32,870)		32,871
Total Investments in Securities — 100.4%
(Cost: $5,074,625)		4,619,530
Other Assets, Less Liabilities — (0.4)%		(18,383)
Net Assets — 100.0%		$4,601,147

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/02/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$22,871	(b)	$—	$(1)	$1	$22,871	22,871	$23	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—	—	—	10,000	10,000	3		—
					$(1)	$1	$32,871		$26		$—
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Min Vol Factor ETF
April 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,586,659	$—	$—	$4,586,659
Money Market Funds	32,871	—	—	32,871
	$4,619,530	$—	$—	$4,619,530

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4